Net Loss Per Share (Schedule of Net Loss Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic and diluted loss per share:	$ (0.75)	$ (3.93)	$ (3.48)